Note 6 - Derivative Financial Instruments - Change in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Balance at March 31, 2020		$ 66,865,367	$ 72,481,577
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total		(11,187,841)
Balance at March 31, 2021		65,339,976	66,865,367
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Balance at March 31, 2020
Other comprehensive loss, net of income, before reclassification		(6,323,084)
Gain reclassified from AOCI (1)	[1]	(4,864,757)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total		(11,187,841)
Balance at March 31, 2021		$ (11,187,841)

[1]	The gain reclassified from AOCI is presented net of taxes of $1,549,743 which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2021.